Prepayments and Other Receivables (Details) - EUR (€) € in Thousands	Dec. 31, 2019	Dec. 31, 2018
Prepayments and Other Receivables.
Prepayments	€ 1,526	€ 645
Other receivables	340	899
Total Prepayments and Other Receivables	€ 1,866	€ 1,544